Item 1. Report to Shareholders

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified
Semiannual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


              6 Months      Year
                 Ended     Ended
               8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
NET ASSET VALUE

Beginning of
period         $  11.15   $  10.94   $  10.82   $  10.11   $  10.96   $  10.88

Investment activities
  Net investment
  income (loss)    0.24       0.50       0.51       0.53       0.52       0.52

  Net realized and
  unrealized gain
  (loss)          (0.30)      0.21       0.12       0.71      (0.84)      0.11

  Total from
  investment
  activities      (0.06)      0.71       0.63       1.24      (0.32)      0.63

Distributions

  Net investment
  income          (0.24)     (0.50)     (0.51)     (0.53)     (0.52)     (0.52)

  Net realized
  gain               --         --         --         --      (0.01)     (0.03)

  Total
  distributions   (0.24)     (0.50)     (0.51)     (0.53)     (0.53)     (0.55)

NET ASSET VALUE
End of period  $  10.85   $  11.15   $  10.94   $  10.82   $  10.11   $  10.96
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^   (0.56)%      6.63%      5.96%     12.55%    (2.94)%      5.95%

Ratio of total
expenses to
average
net assets        0.53%!     0.53%      0.54%      0.54%      0.56%      0.58%

Ratio of net
investment
income (loss)
to average
net assets        4.32%!     4.52%      4.71%      5.04%      4.99%      4.80%

Portfolio
turnover
rate              14.8%!     28.5%      39.0%      37.7%      40.8%      27.2%

Net assets,
end of period
(in thousands) $260,050   $275,303   $256,170   $237,776   $211,898   $226,001
               -----------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                              In thousands

CALIFORNIA  94.5%
Alameda County, COP, 5.375%,
12/1/17 (MBIA Insured)                     $         1,000      $         1,069

Anaheim PFA, 5.00%, 9/1/27 (FSA Insured)             2,435                2,394

Antioch PFA, 5.85%, 9/2/15                           2,365                2,448

Brea Redev. Agency, 6.00%, 3/1/22                    1,215                1,224

California, GO, 5.375%, 6/1/26 (FGIC Insured)        1,500                1,531

California Dept. of Veteran Affairs,
    5.50%, 12/1/19 (misc. symbol1)                   4,000                4,088

California Dept. of Water Resources
    5.50%, 5/1/14 (AMBAC Insured)                    3,750                4,113
    5.75%, 5/1/17                                    1,300                1,394
    7.00%, 12/1/11                                   1,265                1,548
    7.00%, 12/1/11 (Escrowed to Maturity)              465                  575
    7.00%, 12/1/12                                     730                  897
    7.00%, 12/1/12 (Escrowed to Maturity)              270                  336
California EFA
  Loyola Marymount, Zero Coupon
    10/1/13 (Prerefunded 10/1/09!)
    (MBIA Insured)                                   4,000                2,624

  Pepperdine Univ., VRDN (Currently 0.80%)             470                  470

  Santa Clara Univ., 5.00%,
  9/1/23 (MBIA Insured)                              1,000                1,019

  Scripps College, 5.25%, 8/1/21                     2,000                2,030

  Univ. of Southern California,
  5.50%, 10/1/27                                     3,545                3,677

California HFA
  Adventist Health Systems, 5.00%, 3/1/33            2,000                1,796

  Cedars-Sinai Medical Center,
  6.125%, 12/1/19                                    2,000                2,109

  Sutter Health
    VRDN (Currently 0.77%)
    (AMBAC Insured)                                  1,100                1,100
    6.25%, 8/15/31                                   2,000                2,130

California Housing Fin. Agency
    6.70%, 8/1/15                                    1,100                1,111

  Home Mortgage Program
    Zero Coupon, 2/1/32
    (MBIA Insured) (misc. symbol1)                   2,005                  354

    5.85%, 8/1/16 (MBIA Insured)                     1,970                2,080

    6.15%, 8/1/16 (misc. symbol1)                      950                  973

California Infrastructure & Economic Dev. Bank
  Bay Area Toll
    5.00%, 7/1/33 (AMBAC Insured)          $         1,000      $           982
    5.00%, 7/1/36 (AMBAC Insured)                    1,000                  978

  Gladstone Institutes, 5.25%, 10/1/34               2,500                2,405

  Kaiser Permanente, 5.55%, 8/1/31                   2,500                2,471

  Scripps Research Institute, 5.75%, 7/1/30          1,000                1,043

California Pollution Control Fin. Auth., PCR
  Waste Management
    5.00%, 6/1/08                                    2,100                2,166
    5.10%, 6/1/08 (misc. symbol1)                    1,000                1,036

California Public Works Board
    5.25%, 3/1/21 (AMBAC Insured)                    2,455                2,514
    6.875%, 11/1/14 (Prerefunded 11/1/04!) **        1,000                1,088

  Univ. of California Regents,
  5.50%, 6/1/14                                      2,000                2,201

California State Univ. & Colleges,
5.50%, 11/1/16 (AMBAC Insured)                       1,500                1,632

California Statewide CDA
  Kaiser Permanente
    3.70%, 6/1/05                                    1,000                1,027
    5.50%, 11/1/32                                   2,750                2,681

  Memorial Health Services, 6.00%, 10/1/23           2,000                2,078

  Sutter Health, 5.50%, 8/15/28                      1,430                1,424

  IDRB, United Airlines,
  5.70%, 10/1/10 (misc. symbol1)*                      350                   49

California Tobacco Securitization Agency
  Tobacco Settlement, 5.75%, 6/1/27                    485                  372

Capistrano Unified School Dist.,
6.00%, 9/1/32                                        1,250                1,240

Castaic Lake Water Agency
    5.125%, 8/1/30 (AMBAC Insured)                   2,000                1,990
    7.00%, 8/1/12 (MBIA Insured)                     1,000                1,224
    7.00%, 8/1/13 (MBIA Insured)                     1,700                2,104

Castaic Union School Dist., GO
    Zero Coupon, 5/1/18 (FGIC Insured)               5,175                2,423

Central Unified School Dist.,
3.50%, 1/1/05 (AMBAC Insured)                        2,500                2,560

Chaffey Joint Union High School Dist., GO
    5.00%, 8/1/25 (FGIC Insured)                     1,750                1,734

Chula Vista, 7.50%, 1/1/32 (misc. symbol1)           4,115                3,889

City of Newport Beach
  Hoag Memorial Hosp.
    VRDN (Currently 0.76%)                 $         3,960      $         3,960
    VRDN (Currently 0.82%)                           1,300                1,300

City of Upland, San Antonio Community
Hosp., 5.25%, 1/1/04                                 2,080                2,106

Corona Redev. Agency, 6.25%,
9/1/13 (FGIC Insured)                                1,000                1,065

Csuci Fin. Auth., 3.375%, 8/1/04                     1,500                1,533

Dry Creek Joint Elementary School Dist., GO
    Zero Coupon, 8/1/13 (FSA Insured)                1,300                  830
    Zero Coupon, 8/1/14 (FSA Insured)                1,340                  804

East Bay Municipal Utility Dist.,
5.00%, 6/1/26 (MBIA Insured)                         2,000                1,978

East Palo Alto Redev. Agency
  Univ. Circle Gateway/101 Corridor
    6.625%, 10/1/29                                  1,500                1,593

Fontana Unified School Dist., GO
    Zero Coupon, 7/1/16 (MBIA Insured)               2,350                1,248

Foothill / Eastern Transportation Corridor Agency
    Zero Coupon, 1/1/17
    (Escrowed to Maturity)                           2,000                1,051

    STEP, Zero Coupon, 1/1/07
    (Escrowed to Maturity)                           1,000                1,049

Inland Empire Solid Waste Fin. Auth.
    6.25%, 8/1/11(Escrowed to Maturity)
    (FSA Insured) (misc. symbol1)                    1,000                1,146

Intermodal Container Transfer Fac.
  Long Beach Harbor
    5.75%, 11/1/14 (AMBAC Insured)                   1,500                1,710

Jefferson Union High School Dist., GO
    6.45%, 8/1/25 (MBIA Insured)                     1,250                1,496
    6.45%, 8/1/29 (MBIA Insured)                     1,000                1,208

Kern County Union High School Dist.
    7.00%, 8/1/10 (Escrowed to Maturity)
    (MBIA Insured)                                   1,000                1,220

Long Beach Harbor
    5.25%, 5/15/23 (misc. symbol1)                   3,000                3,014
    6.00%, 5/15/17 (FGIC Insured)
    (misc. symbol1)                                  1,000                1,140

Los Angeles Community Redev. Agency
  Lard Security Building
    VRDN (Currently 0.90%)
    (FHA Guaranteed) (misc. symbol1)       $         1,000      $         1,000

Los Angeles County, Marina del Rey,
COP, 6.50%, 7/1/08                                   1,000                1,030

Los Angeles County Metropolitan Transportation Auth.
    6.00%, 7/1/26 (Prerefunded 7/1/06!)
    (MBIA Insured)                                   2,000                2,250

Los Angeles County Public Works Fin. Auth.
    Rowland Heights, 5.50%,
    10/1/18 (FSA Insured)                            1,500                1,659

Los Angeles Harbor
    5.50%, 8/1/19 (AMBAC Insured)
    (misc. symbol1)                                  2,000                2,073
    7.60%, 10/1/18 (Escrowed to Maturity)            3,895                4,818

Los Angeles Unified School Dist., GO
    5.375%, 7/1/25 (FGIC Insured)                    1,500                1,544

Los Angeles Unified School Dist.
    VRDN (Currently 0.86%) (FSA Insured)             1,000                1,000

Los Angeles Wastewater Systems,
    5.00%, 6/1/25 (FGIC Insured)                     2,500                2,477

Metropolitan Water Dist. of Southern California
    VRDN (Currently 0.83%)                           1,500                1,500

Midpeninsula Regional Open Space Auth.
    5.90%, 9/1/14 (AMBAC Insured)                    1,250                1,376

Modesto Irrigation Dist., 6.00%,
10/1/15 (MBIA Insured)                               1,500                1,682

Mojave Water Agency Improvement Dist., GO
    5.75%, 9/1/15 (FGIC Insured)                     2,000                2,220

Orange County
    10.62%, 7/1/19 (MBIA Insured)                    6,000                7,302

  COP, 6.00%, 7/1/26 (MBIA Insured)                  3,070                3,370

  Newport Coast Phase IV Assessment D
    VRDN (Currently 0.75%)                           1,200                1,200

Orange County Community Fac. Dist.
  Ladera Ranch
    5.55%, 8/15/33                                   1,000                  947
    6.00%, 8/15/32                                   1,000                  996

Orange County Transportation Auth.,
4.00%, 2/15/04                                         500                  507

Orchard School Dist.
    6.50%, 8/1/19 (Prerefunded 8/1/05!)
    (FGIC Insured)                         $         1,000      $         1,117

Pasadena
    6.25%, 1/1/18                                    3,000                3,460
  COP, 4.00%, 1/1/04                                 1,870                1,889

Placentia PFA, 5.75%, 9/1/15
(AMBAC Insured)                                      3,160                3,602

Placentia-Yorba Linda Unified School Dist., GO
    5.00%, 8/1/26 (FGIC Insured)                     1,950                1,929
    5.375%, 8/1/18 (FGIC Insured)                    1,000                1,064

Pomona Unified School Dist., GO,
6.15%, 8/1/15 (MBIA Insured)                         1,000                1,142

Port of Oakland, 5.75%, 11/1/29
(FGIC Insured) (misc. symbol1)                       5,000                5,190

Poway Community Fac. Dist.
No. 88-1, 6.75%, 8/15/15                               800                  859

Rancho Mirage Joint Powers Fin. Auth.
  Eisenhower Medical Center
    VRDN (Currently 0.76%)                           3,000                3,000

Riverside County, COP
    6.00%, 12/1/12 (Prerefunded 12/1/04!)
    (MBIA Insured)                                   1,000                1,071

Riverside County PFA, 5.625%, 10/1/33                1,400                1,400

Sacramento City Fin. Auth.
    5.00%, 12/1/26 (AMBAC Insured)                   3,150                3,116
    5.40%, 11/1/20                                   6,000                6,391
    5.625%, 6/1/30                                   1,350                1,420
  Convention Center Hotel, 6.25%, 1/1/30             1,500                1,464

Sacramento County Public Fac., COP
    6.375%, 10/1/14 (AMBAC Insured)                  1,000                1,073

Sacramento Municipal Utility Dist.
    5.25%, 8/15/16 (FSA Insured)                     1,500                1,601
    5.25%, 8/15/18 (FSA Insured)                     4,155                4,373

Saddleback Valley Public Fin. Auth.
    6.00%, 9/1/15 (FSA Insured)                      1,375                1,597

San Francisco Bay Area Rapid Transit
    5.25%, 7/1/16 (AMBAC Insured)                    1,070                1,141
    5.25%, 7/1/18                                    1,380                1,442

San Francisco City & County Airports Commission
    6.30%, 5/1/25 (FGIC Insured)
    (misc. symbol1)                        $         1,000      $         1,039

    6.50%, 5/1/18 (AMBAC Insured)
    (misc. symbol1)                                  4,000                4,199

San Jose, GO
    5.00%, 9/1/23                                    1,270                1,271

San Jose
  El Parador Apartments, 6.10%,
  1/1/31 (misc. symbol1)                             1,785                1,832

San Mateo County Community College Dist.
    5.00%, 9/1/26 (FGIC Insured)                     1,500                1,484

Santa Ana Housing Auth., 5.65%,
11/1/06 (FHA Guaranteed) (misc. symbol1)             1,000                1,009

Santa Clara County Fin. Auth.,
7.75%, 11/15/11 (AMBAC Insured)                      1,000                1,279

Santa Clara Redev. Agency, 7.00%,
7/1/10 (AMBAC Insured)                               3,000                3,574

Solano County, COP, 5.25%,
11/1/24 (MBIA Insured)                               2,500                2,543

South Orange County PFA, 7.00%,
9/1/07 (MBIA Insured)                                2,000                2,349

Southern California Public Power Auth.
    6.75%, 7/1/10                                    2,100                2,480
    6.75%, 7/1/12                                    1,700                2,024

Sunnyvale, 5.50%, 10/1/17
(AMBAC Insured) (misc. symbol1)                      1,200                1,264

Sweetwater Union High School Dist., COP
    5.00%, 9/1/20 (FSA Insured)                      3,010                3,058

Tobacco Securitization Auth. of Southern California
  Tobacco Settlement, 4.00%, 6/1/04                    795                  790

Torrance Hosp.
  Torrance Memorial Medical Center
    6.00%, 6/1/22                                      500                  525

Tulare County Public Fac. Corp.
    6.00%, 2/15/16 (Prerefunded 2/15/06!)
    (MBIA Insured)                                   1,000                1,121

Union Elementary School Dist., GO
    Zero Coupon, 9/1/14 (FGIC Insured)               3,665                2,191

Univ. of California Regents
    VRDN (Currently 0.86%) (MBIA Insured)              200                  200
    5.125%, 9/1/31 (FGIC Insured)                    2,500                2,498

Vernon Electric Systems
  Malburg Generating Station
    5.30%, 4/1/26                                    1,000                  965
    5.50%, 4/1/33                                    1,500                1,472

Whittier Health Facility
  Presbyterian Intercommunity Hosp.
    5.60%, 6/1/22                          $         2,500      $         2,507

Total California (Cost  $234,090)                                       245,818

PUERTO RICO  4.4%

Children's Trust Fund
    5.75%, 7/1/09 (Escrowed to Maturity)             2,000                2,302

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        3,000                3,256

Puerto Rico Highway & Transportation Auth.
    VRDN (Currently 0.86%) (FSA Insured)             1,600                1,600

Puerto Rico Ind. Tourist, Ed., Medical &
Environmental Fac.
  Ascention Health
    6.375%, 11/15/15                                   500                  556

Puerto Rico Infrastucture Fin.
Auth., 5.50%, 10/1/20                                2,000                2,134

Puerto Rico Public Fin. Corp.,
5.50%, 8/1/29                                        1,500                1,529

Total Puerto Rico (Cost  $10,908)                                        11,377

Total Investments in Securities
98.9% of Net Assets (Cost  $244,998)                            $       257,195


FUTURES CONTRACTS
                                               Contract     Unrealized
                                   Expiration  Value        Gain (Loss)
                                   ----------  -----------  -----------
                                                    In thousands

Short, 75 ten year U.S. Treasury
contracts, $150,000 of 6.875%
California Public
Works Board Bonds
pledged as initial margin          9/03        $ (8,365)    $      215

Net payments (receipts) of
variation margin to date                                          (201)

Variation margin receivable
(payable) on open futures contracts                                         14

Other Assets Less Liabilities                                            2,841

NET ASSETS                                                         $   260,050
                                                                   -----------

Net Assets Consist of:
Undistributed net investment income (loss)                         $       161

Undistributed net realized gain (loss)                                      78

Net unrealized gain (loss)                                              12,412

Paid-in-capital applicable to 23,975,217
no par value shares of beneficial
interest outstanding; unlimited number
of shares authorized                                                   247,399

NET ASSETS                                                         $   260,050
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     10.85
                                                                   -----------

              *   Non-income producing
(misc. symbol1)   Interest subject to alternative minimum tax
             **   All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003
              !   Used in determining portfolio maturity
          AMBAC   AMBAC Assurance Corp.
            CDA   Community Development Administration
            COP   Certificates of Participation
            EFA   Educational Facility Authority
           FGIC   Financial Guaranty Insurance Company
            FHA   Federal Housing Authority
            FSA   Financial Security Assurance Inc.
             GO   General Obligation
            HFA   Health Facility Authority
           IDRB   Industrial Development Revenue Bond
           MBIA   MBIA Insurance Corp.
            PCR   Pollution Control Revenue
            PFA   Public Facility Authority
           STEP   Stepped coupon bond for which the coupon rate of interest
                  will adjust on specified future date(s)
           VRDN   Variable-Rate  Demand  Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                      6 Months
                                                                         Ended
                                                                       8/31/03
Investment Income (Loss)

Interest income                                                     $    6,675

Expenses
  Investment management                                                    579

  Shareholder servicing                                                     70

  Custody and accounting                                                    61

  Legal and audit                                                            8

  Prospectus and shareholder reports                                         3

  Trustees                                                                   3

  Registration                                                               2

  Miscellaneous                                                              2

  Total expenses                                                           728

Net investment income (loss)                                             5,947

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                               738

  Futures                                                                 (128)

  Written options                                                           21

  Net realized gain (loss)                                                 631

Change in net unrealized gain (loss)
  Securities                                                            (8,224)

  Futures                                                                  228

  Change in net unrealized gain (loss)                                  (7,996)

Net realized and unrealized gain (loss)                                 (7,365)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   (1,418)
                                                                    ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands
                                                         6 Months          Year
                                                            Ended         Ended
                                                          8/31/03       2/28/03
Increase (Decrease) in Net Assets
Operations
  Net investment income                               $    5,947     $  11,948

  Net realized gain (loss)                                   631           517

  Change in net unrealized gain or loss                   (7,996)        4,711

  Increase (decrease) in net assets from operations       (1,418)       17,176

Distributions to shareholders
  Net investment income                                   (5,932)      (11,923)

Capital share transactions *
  Shares sold                                             21,685        47,635

  Distributions reinvested                                 3,792         7,769

  Shares redeemed                                        (33,380)      (41,524)

  Increase (decrease) in net assets from capital

  share transactions                                      (7,903)       13,880

Net Assets
Increase (decrease) during period                        (15,253)       19,133

Beginning of period                                      275,303       256,170

End of period                                         $  260,050     $ 275,303
                                                      --------------------------

*Share information
  Shares sold                                              1,948         4,352

  Distributions reinvested                                   342           708

  Shares redeemed                                         (3,012)       (3,789)

  Increase (decrease) in shares outstanding                 (722)        1,271


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on September 15, 1986. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Premiums and Discounts
     Premiums and discounts on municipal securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

     Options
     Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:


     ---------------------------------------------------------------------------
                                                    Number of
                                                    Contracts         Premiums
     Outstanding at beginning of period                    --      $        --
     Written                                               35           21,000
     Expired                                              (35)         (21,000)
     Outstanding at end of period                          --      $        --
                                                    --------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $19,121,000 and $32,429,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $215,000 of realized losses recognized for financial reporting purposes in the year ended February 28, 2003 were recognized for tax purposes on March 1, 2003.

     At August 31, 2003, the cost of investments for federal income tax purposes was $244,838,000. Net unrealized gain aggregated $12,572,000 at period-end, of which $13,765,000 related to appreciated investments and $1,193,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $92,000.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $79,000 for the six months ended August 31, 2003, of which $14,000 was payable at period-end.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003